UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO

Schedule of Investments

May 31, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 102.4%
Underlying Core Equity Funds – 42.6%
64,656	Goldman Sachs Structured International Equity Fund	$ 530,176
35,619	Goldman Sachs Structured Large Cap Growth Fund	481,207
36,326	Goldman Sachs Structured Large Cap Value Fund	379,607
18,873	Goldman Sachs Strategic Growth Fund	208,732
14,404	Goldman Sachs Large Cap Value Fund	162,624
6,980	Goldman Sachs Structured Small Cap Equity Fund	88,300

		1,850,646

Underlying Core Fixed Income Funds – 37.1%
69,675	Goldman Sachs Inflation Protected Securities Fund	808,229
36,488	Goldman Sachs Global Income Fund	486,383
29,838	Goldman Sachs Core Fixed Income Fund	314,490

		1,609,102

Underlying Other Diversifier Funds – 22.7%
24,627	Goldman Sachs Absolute Return Tracker Fund	217,456
34,208	Goldman Sachs Commodity Strategy Fund	182,331
20,328	Goldman Sachs High Yield Fund	142,905
13,967	Goldman Sachs Structured International Small Cap Fund	102,520
7,125	Goldman Sachs Emerging Markets Debt Fund	90,275
9,381	Goldman Sachs Local Emerging Markets Debt Fund	81,522
4,693	Goldman Sachs Real Estate Securities Fund	69,272
10,892	Goldman Sachs International Real Estate Securities Fund	57,946
5,772	Goldman Sachs Structured Emerging Markets Equity Fund	43,403

		987,630

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 102.4%		$4,447,378

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.4)%		(103,957)

NET ASSETS – 100.0%		$4,343,421

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,810,013
Gross unrealized gain	143,661
Gross unrealized loss	(506,296)
Net unrealized security loss	$(362,635)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO

Schedule of Investments

May 31, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 103.7%
Underlying Core Equity Funds – 52.6%
129,220	Goldman Sachs Structured International Equity Fund	$1,059,606
64,272	Goldman Sachs Structured Large Cap Growth Fund	868,318
67,462	Goldman Sachs Structured Large Cap Value Fund	704,981
34,067	Goldman Sachs Strategic Growth Fund	376,777
26,744	Goldman Sachs Large Cap Value Fund	301,935
11,585	Goldman Sachs Structured Small Cap Equity Fund	146,554

		3,458,171

Underlying Core Fixed Income Funds – 27.3%
77,709	Goldman Sachs Inflation Protected Securities Fund	901,422
48,479	Goldman Sachs Global Income Fund	646,226
23,305	Goldman Sachs Core Fixed Income Fund	245,631

		1,793,279

Underlying Other Diversifier Funds – 23.8%
38,435	Goldman Sachs Absolute Return Tracker Fund	339,378
61,137	Goldman Sachs Commodity Strategy Fund	325,863
24,916	Goldman Sachs High Yield Fund	175,158
23,261	Goldman Sachs Structured International Small Cap Fund	170,736
11,141	Goldman Sachs Emerging Markets Debt Fund	141,161
14,587	Goldman Sachs Local Emerging Markets Debt Fund	126,765
7,358	Goldman Sachs Real Estate Securities Fund	108,606
16,931	Goldman Sachs International Real Estate Securities Fund	90,075
11,481	Goldman Sachs Structured Emerging Markets Equity Fund	86,335

		1,564,077

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 103.7%		$6,815,527

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.7)%		(245,948)

NET ASSETS – 100.0%		$6,569,579

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$7,607,386
Gross unrealized gain	248,182
Gross unrealized loss	(1,040,041)
Net unrealized security loss	$(791,859)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO

Schedule of Investments

May 31, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 102.0%
Underlying Core Equity Funds – 59.4%
220,353	Goldman Sachs Structured International Equity Fund	$1,806,896
102,875	Goldman Sachs Structured Large Cap Growth Fund	1,389,846
109,922	Goldman Sachs Structured Large Cap Value Fund	1,148,680
54,550	Goldman Sachs Strategic Growth Fund	603,326
43,507	Goldman Sachs Large Cap Value Fund	491,189
17,812	Goldman Sachs Structured Small Cap Equity Fund	225,318

		5,665,255

Underlying Core Fixed Income Funds – 18.4%
75,931	Goldman Sachs Inflation Protected Securities Fund	880,796
53,984	Goldman Sachs Global Income Fund	719,601
14,312	Goldman Sachs Core Fixed Income Fund	150,854

		1,751,251

Underlying Other Diversifier Funds – 24.2%
95,596	Goldman Sachs Commodity Strategy Fund	509,527
51,165	Goldman Sachs Absolute Return Tracker Fund	451,783
35,177	Goldman Sachs Structured International Small Cap Fund	258,199
36,202	Goldman Sachs High Yield Fund	254,497
16,156	Goldman Sachs Emerging Markets Debt Fund	204,697
21,119	Goldman Sachs Local Emerging Markets Debt Fund	183,523
10,669	Goldman Sachs Real Estate Securities Fund	157,472
20,922	Goldman Sachs Structured Emerging Markets Equity Fund	157,332
24,558	Goldman Sachs International Real Estate Securities Fund	130,650

		2,307,680

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 102.0%		$9,724,186

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.0)%		(192,423)

NET ASSETS – 100.0%		$9,531,763

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$11,223,023
Gross unrealized gain	375,858
Gross unrealized loss	(1,874,695)
Net unrealized security loss	$(1,498,837)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO

Schedule of Investments

May 31, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 101.6%
Underlying Core Equity Funds – 69.5%
522,059	Goldman Sachs Structured International Equity Fund	$ 4,280,882
238,702	Goldman Sachs Structured Large Cap Growth Fund	3,224,862
259,693	Goldman Sachs Structured Large Cap Value Fund	2,713,796
126,590	Goldman Sachs Strategic Growth Fund	1,400,080
102,859	Goldman Sachs Large Cap Value Fund	1,161,276
37,348	Goldman Sachs Structured Small Cap Equity Fund	472,454

		13,253,350

Underlying Core Fixed Income Funds – 8.5%
70,460	Goldman Sachs Inflation Protected Securities Fund	817,341
60,565	Goldman Sachs Global Income Fund	807,336

		1,624,677

Underlying Other Diversifier Funds – 23.6%
207,800	Goldman Sachs Commodity Strategy Fund	1,107,571
90,041	Goldman Sachs Absolute Return Tracker Fund	795,064
75,148	Goldman Sachs Structured International Small Cap Fund	551,586
55,485	Goldman Sachs Structured Emerging Markets Equity Fund	417,251
25,992	Goldman Sachs Real Estate Securities Fund	383,636
52,245	Goldman Sachs High Yield Fund	367,283
59,855	Goldman Sachs International Real Estate Securities Fund	318,428
23,309	Goldman Sachs Emerging Markets Debt Fund	295,329
30,469	Goldman Sachs Local Emerging Markets Debt Fund	264,778

		4,500,926

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 101.6%		$19,378,953

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%		(302,803)

NET ASSETS – 100.0%		$19,076,150

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$20,578,420
Gross unrealized gain	1,400,004
Gross unrealized loss	(2,599,471)
Net unrealized security loss	$(1,199,467)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO

Schedule of Investments

May 31, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 102.1%
Underlying Core Equity Funds – 74.5%
239,363	Goldman Sachs Structured International Equity Fund	$1,962,776
111,180	Goldman Sachs Structured Large Cap Growth Fund	1,502,045
121,903	Goldman Sachs Structured Large Cap Value Fund	1,273,887
59,032	Goldman Sachs Strategic Growth Fund	652,899
48,310	Goldman Sachs Large Cap Value Fund	545,422
16,364	Goldman Sachs Structured Small Cap Equity Fund	207,001

		6,144,030

Underlying Core Fixed Income Funds – 5.0%
31,222	Goldman Sachs Global Income Fund	416,185

Underlying Other Diversifier Funds – 22.6%
92,432	Goldman Sachs Commodity Strategy Fund	492,662
37,032	Goldman Sachs Absolute Return Tracker Fund	326,990
33,535	Goldman Sachs Structured International Small Cap Fund	246,146
27,187	Goldman Sachs Structured Emerging Markets Equity Fund	204,446
13,251	Goldman Sachs Real Estate Securities Fund	195,584
30,450	Goldman Sachs International Real Estate Securities Fund	161,994
13,519	Goldman Sachs High Yield Fund	95,037
6,027	Goldman Sachs Emerging Markets Debt Fund	76,366
7,855	Goldman Sachs Local Emerging Markets Debt Fund	68,264

		1,867,489

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 102.1%		$8,427,704

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.1)%		(177,109)

NET ASSETS – 100.0%		$8,250,595

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$9,644,032
Gross unrealized gain	616,838
Gross unrealized loss	(1,833,166)
Net unrealized security loss	$(1,216,328)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO

Schedule of Investments

May 31, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 105.2%
Underlying Core Equity Funds – 80.9%
106,281	Goldman Sachs Structured International Equity Fund	$ 871,502
50,042	Goldman Sachs Structured Large Cap Growth Fund	676,061
55,181	Goldman Sachs Structured Large Cap Value Fund	576,645
26,562	Goldman Sachs Strategic Growth Fund	293,773
21,866	Goldman Sachs Large Cap Value Fund	246,864
6,988	Goldman Sachs Structured Small Cap Equity Fund	88,404

		2,753,249

Underlying Core Fixed Income Funds – 2.0%
5,054	Goldman Sachs Global Income Fund	67,373

Underlying Other Diversifier Funds – 22.3%
40,110	Goldman Sachs Commodity Strategy Fund	213,786
14,943	Goldman Sachs Absolute Return Tracker Fund	131,950
14,591	Goldman Sachs Structured International Small Cap Fund	107,101
12,674	Goldman Sachs Structured Emerging Markets Equity Fund	95,311
6,365	Goldman Sachs Real Estate Securities Fund	93,954
14,685	Goldman Sachs International Real Estate Securities Fund	78,124
2,183	Goldman Sachs High Yield Fund	15,345
979	Goldman Sachs Emerging Markets Debt Fund	12,409
1,272	Goldman Sachs Local Emerging Markets Debt Fund	11,056

		759,036

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 105.2%		$3,579,658

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.2)%		(176,954)

NET ASSETS – 100.0%		$3,402,704

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,403,914
Gross unrealized gain	113,150
Gross unrealized loss	(937,406)
Net unrealized security loss	$(824,256)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Portfolios, as well as the Underlying Funds, is to value investments at fair value. Each Portfolio invests in a combination of domestic and international equity, fixed income and other diversifier underlying funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined under valuation procedures approved by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.

The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the NAV of the investment company on the valuation date.

The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.

GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; rating downgrades and bankruptcies; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; and trading halts or suspensions.

Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.

All shares of the Underlying Funds held by the Portfolios are classified as Level 1 securities. Please refer to the Schedule of Investments for further detail.

The Portfolios’ risks include, but are not limited to, the following;

Investments in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Liquidity Risk — An Underlying Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Portfolios and the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios and the Underlying Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios and the Underlying Funds have unsettled or open transaction defaults.

Investing in foreign markets by the Underlying Funds may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 26, 2012

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date July 27, 2012

*	Print the name and title of each signing officer under his or her signature.